Earnings per share	12 Months Ended
Dec. 31, 2016
Earnings per share
Earnings per share
23.	Earnings per share

The following table sets forth the computation of basic and diluted net income/(loss) per share for the following periods:

	2014	2015	2016

Numerator:
Net income /(loss) attributable to Bitauto Holdings Limited	485,639	(506,992)	(541,345)
Numerator for basic net income/(loss) per share	485,639	(506,992)	(541,345)
Numerator for diluted net income/(loss) per share	485,639	(506,992)	(541,345)
Denominator:
Weighted average number of shares - basic	41,762,778	58,142,432	65,160,205
Dilutive effect of share based compensation	2,813,404	-	-
Weighted average number of shares - diluted	44,576,182	58,142,432	65,160,205

Net income/(loss) per ordinary share - basic	11.63	(8.72)	(8.31)
Net income/(loss) per ordinary share - diluted	10.89	(8.72)	(8.31)

The over-allotment option expired unexercised on January 6, 2014 and will have no potential dilutive effect in the future. The convertible preference shares issued in 2015 and 2016 by Yixin could potentially dilute basic earnings per ordinary share in the future, but were not included in the calculation of diluted earnings per share because they are anti-dilutive for the year ended December 31, 2015 and 2016.

The weighted average number of shares, that could potentially dilute basic earnings per share in the future including incremental shares of ordinary shares issuable upon the exercise of share options and RSUs, and conversion of convertible debt, but were not included in the computation of diluted earnings per share because they were anti-dilutive for the years presented, are nil, 2,157,626 and 4,030,651 for the years ended December 31, 2014, 2015 and 2016.